Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2017
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Jun. 20, 2017
Document Effective Date	Jun. 28, 2017
Prospectus Date	Jun. 28, 2017
Bright Rock Mid Cap Growth Fund | Bright Rock Mid Cap Growth Fund Institutional Class Shares
Prospectus:
Trading Symbol	BQMGX
Bright Rock Mid Cap Growth Fund | Bright Rock Mid Cap Growth Fund Investor Class Shares
Prospectus:
Trading Symbol	BQMIX
Bright Rock Quality Large Cap Fund | Bright Rock Quality Large Cap Fund Institutional Class Shares
Prospectus:
Trading Symbol	BQLCX
Bright Rock Quality Large Cap Fund | Bright Rock Quality Large Cap Fund Investor Class Shares
Prospectus:
Trading Symbol	BQLIX